Nature of Business Activities and Significant Accounting Policies - Narrative (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) branch	Jun. 30, 2023 USD ($) branch	Dec. 31, 2022 USD ($) branch		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of branches | branch	20	20	20
Accounting standards update		Accounting Standards Update 2016-13 [Member]	Accounting Standards Update 2016-13 [Member]
Allowance for credit losses	$ 25,704,000 [1]	$ 25,919,000	$ 21,039,000	[1]	$ 31,709,000		$ 23,362,000	$ 29,061,000
(Recapture of) Provision for off-balance sheet exposure	267,300	170,000.0	0		0	$ (1,380,000)
Decrease in retained earnings, net of deferred taxes	(424,532,000)	(426,625,000)	$ (424,391,000)		$ (396,120,000)
Accrued interest receivable on loans	7,500,000	7,700,000
Accrued interest receivable on available-for-sale debt securities	$ 7,900,000	$ 7,400,000
Burke & Herbert Bank & Trust Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Subsidiary, ownership percentage, parent	100.00%	100.00%	100.00%
Impact of CECL Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses			$ 4,125,000
(Recapture of) Provision for off-balance sheet exposure			274,800
Decrease in retained earnings, net of deferred taxes			$ 3,400,000

[1]	Amount at March 31, 2023, reflects the impact of adopting Accounting Standards update 2016-13 - Financial Instruments - Credit Losses, which is commonly referred to as the Current Expected Credit Losses (CECL) standard, and our transition from an incurred loss methodology for these reserves to an expected credit loss methodology. Prior period amounts represent Allowance for Loan and Lease Losses (ALLL) under the incurred loss methodology. See Note 1 - Nature of Business Activities and Significant Accounting Policies in Notes to Consolidated Financial Statements for additional information related to our adoption of this standard.